Asset Retirement Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Asset retirement obligation
Balance at beginning of year	$ 307	$ 283
Additional liabilities accrued	13	2
Revisions in estimated cash outflows	2	6
Acquisition of assets	1	0
Disposition of assets	(1)	(1)
Accretion expense	20	18
Transferred to Liabilities held for sale	0	(1)
Balance at end of year	$ 342	$ 307